NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Principal Amount ($)		Notes	Index + Spread	Coupon Rate (%)	Maturity Date	Fair Value
	LOANS — 28.4%	(a)(b)
	ASSET-BASED — 3.5%
3,000,000	PFF, LLC, Promissory Note		-	12.00	12/19/27	$ 3,000,000
3,000,000	PFF, LLC, Promissory Note		-	12.00	01/15/28	3,000,000
2,000,000	PFF, LLC, Promissory Note		-	14.50	05/23/29	2,000,000
						8,000,000
	CORPORATE — 2.2%
1,100,000	A. Stucki Company	(c)	SOFR + 4.75%	9.31	03/31/30	1,091,750
–	A. Stucki Company - First Lien Delay Draw	(c)(d)	SOFR + 4.75%	–	09/30/26	(1,500)
2,500,000	Cirkul, Inc.	(c)(e)	SOFR + 7.50%	PIK 15.39	03/31/28	2,375,462
1,500,000	OD Intermediate SUBI Holdco VII LLC		-	12.50	11/01/27	1,518,750
						4,984,462
	REAL ESTATE — 9.8%
500,000	2 Hopmeadow Street Realty Company, LLC	(c)	SOFR + 6.19%	11.00	10/06/25	500,450
1,000,000	28 Pearl Street Development LLC	(c)	SOFR + 6.23%	10.56	12/05/25	1,000,000
400,000	40 Connecticut Ave Associates LLC	(c)	SOFR + 6.66%	11.00	10/16/26	400,000
700,000	61 West Street Associates LLC	(c)	SOFR + 6.50%	11.00	12/16/25	700,770
2,000,000	Armory Market SS LLC		-	16.00	04/25/26	2,000,000
800,000	BDP Bloomfield Avenue, LLC	(c)	WSJ Prime + 4.50%	13.75	10/01/25	800,000
750,000	Beezle Azul LLC	(c)	SOFR + 6.20%	10.53	07/10/25	750,000
800,000	Blueberry Hill II, LLC		-	12.00	01/12/26	800,000
540,000	Bojadzic Construction LLC	(c)	SOFR + 6.50%	10.83	10/07/25	540,000
1,250,000	Bristol Industrial Senior Loan		-	15.00	01/01/26	1,270,875
1,500,000	Coastal Island Developments, LLC	(c)	SOFR + 6.08%	10.41	04/07/26	1,500,000
1,071,429	Columbia Holdings SC, LLC		-	13.00	11/30/25	1,071,429
625,000	Dorset Crossing, LLC	(c)	SOFR + 5.86%	13.00	08/04/25	625,250
1,714,286	Fultonville Holdings NY, LLC		-	13.00	11/30/25	1,714,286
800,000	Peyton Project, LLC	(c)	1M SOFR + 6.75%	13.05	10/04/25	800,000
500,000	R&R Clinton Ventures III	(c)	SOFR + 6.20%	11.53	10/06/25	500,450
1,400,000	Royersford Industrial Senior Loan		-	14.00	12/23/25	1,410,360
2,000,000	Savanna Holdings OK, LLC		-	13.00	11/30/25	2,000,000
1,214,286	Shorter Holdings AL, LLC		-	13.00	11/30/25	1,214,286
700,000	Silver Birch Realty LLC	(c)	SOFR + 6.20%	10.53	07/30/25	700,000
250,000	Tampa Industrial Senior Loan		-	13.00	08/28/25	252,225
2,000,000	Windsor Street Associates, LLC, et al.	(c)	1M SOFR + 7.19%	11.52	03/20/26	2,000,000
						22,550,381

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Notes	Index + Spread	Coupon Rate (%)	Maturity Date	Fair Value
	LOANS — 28.4% (Continued)	(a)(b)
	SPECIALTY FINANCE — 12.9%
1,500,000	Cashco Financial, Inc.	(c)	SOFR + 10.25%	14.25	04/16/27	$ 1,521,000
1,500,000	CH SPV A Holding LLC	(c)	SOFR + 11.25%	15.57	02/14/27	1,520,100
750,000	Cliffhanger 2 Productions, LLC	(o)	-	–	07/31/25	956,250
720,000	CR Steak LV LLC		-	12.00	08/04/26	716,328
2,000,000	EZ PAY SPE, LLC	(c)	SOFR + 10.55%	14.83	03/24/27	2,000,000
773,420	Future Family Loan Portfolio, Class A		-	12.00	05/16/30	786,645
9,609	Future Family Loan Portfolio, Class B		-	15.00	05/16/30	9,722
284,936	IHC California LLC & Iron Horse Credit LLC	(c)	SOFR + 9.50%	13.82	06/30/28	289,638
2,000,000	Leasepoint Funding Group, LLC	(c)	SOFR + 7.75%	12.05	09/17/26	2,000,000
2,500,000	Neo Finance SPV LLC	(c)	SOFR + 9.50%	13.82	02/11/29	2,500,000
1,500,000	Nexgen Financial	(c)	SOFR + 12.25%	16.57	03/28/28	1,525,950
1,500,000	OnRamp Funding	(c)	SOFR + 12.50%	16.32	02/28/27	1,511,250
1,500,000	Opus Trust I/II	(c)	SOFR + 10.50%	14.08	02/23/26	1,513,200
1,250,000	OTG Productions LLC	(g)	SOFR + 12.00%	–	09/30/25	1,250,000
2,148,988	Raistone Purchasing LLC - Series XXVIII	(g)	-	16.00	Perpetual	2,061,623
1,980,346	Raistone Purchasing LLC - Series XXXI	(g)	-	10.06	Perpetual	1,958,210
750,000	Riddick 4 Production LLC	(o)	-	–	08/31/25	908,970
1,500,000	Sezzle, Inc.	(c)	SOFR + 10.19%	14.51	04/19/27	1,521,000
2,500,000	Steno Agency Funding I, LLC	(c)	SOFR + 9.50%	13.82	05/08/28	2,500,000
697,500	Ultra Padel Club		-	13.00	11/27/27	697,500
1,500,000	Vernance Originations, LLC	(c)	SOFR + 11.00%	15.33	07/06/27	1,511,250
739,571	Yacht Management Services	(h)	-	12.00	07/21/25	385,316
						29,643,952
	TOTAL LOANS (Cost $65,406,761)					65,178,795

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Principal Amount ($)		Notes	Index + Spread	Coupon Rate (%)	Maturity Date	Fair Value
	COLLATERALIZED LOAN OBLIGATIONS — 2.3%	(c)(i)
400,000	Allegro CLO VIII-S Ltd. Series 3A E1		TSFR3M + 6.60%	10.86	10/20/37	$ 398,214
600,000	Allegro CLO VIII-S Ltd. Series 3A E2		TSFR3M + 8.00%	12.26	10/20/37	600,408
750,000	Babson CLO Ltd. Series 4A ER		TSFR3M + 6.75%	11.02	10/20/37	762,344
1,500,000	Maranon Loan Funding Ltd. Series 2A D		TSFR3M + 6.75%	11.01	01/15/36	1,510,123
500,000	Maranon Loan Funding Ltd. Series 2A E		TSFR3M + 10.00%	14.26	01/15/36	508,147
1,000,000	OHA Credit Partners XVII Ltd. Series 17A E		TSFR3M + 5.00%	9.40	01/18/38	1,004,620
500,000	Vibrant CLO XIII Ltd. Series 13A ER		TSFR3M + 7.59%	11.85	01/15/38	506,442
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,227,098)					5,290,298

	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
1,779,074	Fannie Mae REMICS Series 23-17 JA		-	5.50	06/25/50	1,833,545
4,829,927	Government National Mortgage Association Series 2021-49 IP		-	2.50	01/20/51	455,314
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,238,379)					2,288,859

Shares
	PRIVATE INVESTMENT VEHICLES – 3.4%	(a)
	Lake Summit Alternative Loan Trust 2025-1	(b)				4,796,045
	SP Technology Payments II, LLC	(j)				1,545,067
	Wolfe Pond Park CLO Ltd.	(b)(d)(k)				1,500,000
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $7,796,045)					7,841,112

	INVESTMENT PARTNERSHIPS - 56.5%	(a)
	ACORE Credit Partners II, L.P.	(d)(j)				6,450,409
	AG Asset Based Credit Fund, L.P.	(d)(j)				19,670,407
	Alcova Capital Yield Premium Fund, L.P.	(j)				6,047,012
	Altriarch Specialty Finance Fund, LP	(b)				7,000,000
	Bastion Funding V L.P.	(j)				2,929,448
	Blue Owl A4 Evergreen (Cayman) L.P.	(d)(j)				11,856,404
	Callodine Perpetual ABL Fund, LP	(b)(d)				4,750,000
	Crestline Opportunity Fund V Offshore TE/SWF, L.P.	(d)(j)				2,729,276
	Eldridge Senior Credit Strategies Fund XIV, L.P.	(j)				19,742,168

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Notes			Fair Value
	INVESTMENT PARTNERSHIPS - 56.5% (Continued)	(a)
	Fairbridge Partners L.P.	(j)			$ 2,490,590
	Kennedy Lewis Residential Property Income Company LP	(b)(d)			3,784,038
	Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, L.P., Class B	(j)(l)			19,590,544
	Rivonia Road Fund LP	(j)			4,995,131
	Saluda Grade Income Fund L.P.	(j)			7,049,887
	Sound Point Discovery Fund LLC	(j)			1,516,781
	The Varde CRE Lending Fund, L.P.	(j)			8,979,390
	TOTAL INVESTMENT PARTNERSHIPS (Cost $128,759,691)				129,581,485

	BUSINESS DEVELOPMENT COMPANY – 2.6%
239,617	Stone Point Credit Income Fund	(a)(b)			6,000,000
	TOTAL BUSINESS DEVELOPMENT COMPANY (Cost $6,000,000)				6,000,000

			Expiration Date	Exercise Price
	WARRANTS — 0.1%	(b)
6,878	Cirkul, Inc. Warrant Equity Value Strike		04/16/35	$ 100.00	32,464
6,706	Cirkul, Inc. Warrant Share Strike		04/16/35	100.00	92,073
	TOTAL WARRANTS (Cost $124,537)				124,537

	SHORT-TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
9,214,828	First American Treasury Obligations Fund, Class X, 4.24%	(m)			9,214,828
	TOTAL SHORT-TERM INVESTMENT (Cost $9,214,828)				9,214,828

	TOTAL INVESTMENTS - 98.3% (Cost $224,767,339)				$ 225,519,914
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	(n)			3,989,750
	NET ASSETS - 100.0%				$ 229,509,664

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

CLO	- Collateralized Loan Obligation
H15T1Y	- 1 Year Treasury Rate
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
PIK	- Payment-in-kind
REMIC	- Real Estate Mortgage Investment Conduit
SOFR	- Secured Overnight Financing Rate
TSFR3M	- 3 Month Term Secured Overnight Financing Rate
WSJ Prime	- Wall Street Journal Prime Rate

Reference Rates:
1 Year Treasury Rate as of June 30, 2025 was 4.03%.
3 Month Term Secured Overnight Financing Rate as of June 30, 2025 was 4.35%.
Secured Overnight Financing Rate as of June 30, 2025 was 4.41%.
Wall Street Journal Prime Rate as of June 30, 2025 was 7.50%.

(a)	Restricted Security. Please refer to the Restricted Securities Table below.
(b)	Level 3 securities fair valued using significant unobservable inputs.
(c)	Variable rate investment. Interest rate shown reflects the rate in effect at June 30, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date. Interest rates reset periodically.
(d)	This investment has an unfunded commitment as of June 30, 2025.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash.
(f)	The interest rate and maturity date presented are adjusted periodically based on the terms set forth in the investment’s offering documents. Rate and maturity date shown are effective at period end.
(g)	The interest rate presented is adjusted periodically based on the terms of the loan agreement. Rate shown is effective at period end.
(h)	Contractual rate presented but as of June 30, 2025 the Fund has ceased income accrual as the security is in default.
(i)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is $5,290,298 or 2.3% of net assets.
(j)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(k)	Investment is a Collateralized Loan Obligation Warehouse which is an entity organized for the purpose of holding syndicated bank loans, also known as leveraged loans, prior to the issuance of securities from that same vehicle.
(l)	The Fund’s interest in this investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC.
(m)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(n)	Includes cash held as collateral for futures contracts.
(o)	The interest rate and maturity date presented are adjusted periodically based on the terms set forth in the investment’s offering documents. Maximum interest has been fully accrued prior to June 30, 2025 and has ceased accruing. Payment of principal and interest is pending following the conclusion of the investment period.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The private investment funds and loans generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

NOMURA ALTERNATIVE INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Additional information on each restricted investment held by the Fund at June 30, 2025 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
2 Hopmeadow Street Realty Company, LLC	7/29/2024	$ 500,000	$ 500,450	0.2%
28 Pearl Street Development LLC	12/17/2024	1,000,000	1,000,000	0.4%
40 Connecticut Ave Associates LLC	10/15/2024	400,000	400,000	0.2%
61 West Street Associates LLC	7/29/2024	700,000	700,770	0.3%
A. Stucki Company	3/27/2025	1,092,092	1,091,750	0.5%
A. Stucki Company - First Lien Delay Draw	3/27/2025	(1,500)	(1,500)	0.0%
ACORE Credit Partners II, LP	3/21/2023	6,518,351	6,450,409	2.8%
AG Asset Based Credit Fund L.P.	9/15/2023	18,451,603	19,670,407	8.6%
Alcova Capital Yield Premium Fund, L.P.	3/18/2024	6,000,000	6,047,012	2.6%
Altriarch Specialty Finance Fund, L.P.	6/11/2025	7,000,000	7,000,000	3.0%
Armory Market SS, LLC	4/25/2025	2,000,000	2,000,000	0.9%
Bastion Funding V L.P.	10/15/2024	3,000,000	2,929,448	1.3%
BDP Bloomfield Avenue, LLC	1/8/2025	800,000	800,000	0.3%
Beezle Azul LLC	12/19/2024	750,000	750,000	0.3%
Blue Owl A4 Evergreen (Cayman) LP	4/4/2023	11,418,717	11,856,404	5.2%
Blueberry Hill II, LLC	1/8/2025	800,000	800,000	0.3%
Bojadzic Construction LLC	12/19/2024	540,000	540,000	0.2%
Bristol Industrial Senior Loan	3/13/2024	1,249,378	1,270,875	0.6%
Callodine Perpetual ABL Fund, LP	5/1/2025	4,750,000	4,750,000	2.1%
Cashco Financial, Inc.	9/20/2024	1,508,584	1,521,000	0.7%
CH SPV A Holding LLC	9/20/2024	1,508,377	1,520,100	0.7%
Cirkul, Inc.	4/23/2025	2,381,670	2,375,462	1.0%
Cliffhanger 2 Productions, LLC	7/29/2024	956,250	956,250	0.4%
Coastal Island Developments, LLC	4/8/2025	1,500,000	1,500,000	0.6%
Columbia Holdings SC, LLC, LV Petroleum, LLC	5/5/2025	1,071,428	1,071,429	0.5%
CR Steak LV LLC	1/10/2024	715,710	716,328	0.3%
Crestline Opportunity Fund V Offshore TE/SWF, L.P.	9/21/2023	2,332,927	2,729,276	1.2%
Dorset Crossing, LLC	7/29/2024	625,000	625,250	0.3%
Eldridge Senior Credit Strategies Fund XIV, L.P.	4/1/2025	20,257,410	19,742,168	8.6%
EZ Pay SPE, LLC	4/30/2025	2,000,000	2,000,000	0.9%
Fairbridge Partners L.P.	3/3/2025	2,500,000	2,490,590	1.1%
Fultonville Holdings NY, LLC, LV Petroleum, LLC	5/5/2025	1,714,286	1,714,286	0.7%
Future Family Loan Portfolio, Class A	5/16/2024	773,420	786,645	0.3%
Future Family Loan Portfolio, Class B	5/16/2024	9,609	9,722	0.0%
IHC California LLC & Iron Horse Credit LLC	8/9/2024	284,936	289,638	0.1%
Kennedy Lewis Residential Property Income Company LP	5/1/2025	3,784,038	3,784,038	1.6%
Lake Summit Alternative Loan Trust 2025-1	3/14/2025	4,796,045	4,796,045	2.1%
Leasepoint Funding Group, LLC	2/3/2025	2,000,000	2,000,000	0.9%
Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, LP – Class B	3/21/2023	20,228,944	19,590,544	8.5%
Neo Finance SPV LLC	5/1/2025	2,500,000	2,500,000	1.1%
Nexgen Financial	9/20/2024	1,509,520	1,525,950	0.7%
OD Intermediate SUBI Holdco VII LLC	2/21/2025	1,516,577	1,518,750	0.7%
OnRamp Funding	11/27/2024	1,508,833	1,511,250	0.7%
Opus Trust I/II	9/20/2024	1,505,825	1,513,200	0.7%
OTG Productions LLC	9/13/2024	1,250,000	1,250,000	0.5%
Peyton Project, LLC	1/8/2025	800,000	800,000	0.3%
PFF, LLC, Promissory Note	12/19/2024	3,000,000	3,000,000	1.3%
PFF, LLC, Promissory Note	1/15/2025	3,000,000	3,000,000	1.3%
PFF, LLC, Promissory Note	5/23/2025	2,000,000	2,000,000	0.9%
R&R Clinton Ventures III	7/29/2024	500,000	500,450	0.2%
Raistone Purchasing LLC - Series XXVII	4/10/2025	2,061,622	2,061,623	0.9%
Raistone Purchasing LLC - Series XXXI	8/6/2024	1,958,210	1,958,210	0.8%
Riddick 4 Production LLC	9/4/2024	908,970	908,970	0.4%
Rivonia Road Fund LP	5/1/2025	5,000,000	4,995,131	2.2%
Royersford Industrial Senior Loan	3/13/2024	1,398,798	1,410,360	0.6%
Saluda Grade Income Fund L.P.	2/3/2025	7,017,702	7,049,887	3.1%
Savanna Holdings OK, LLC, LV Petroleum, LLC	5/28/2025	2,000,000	2,000,000	0.9%
Sezzle, Inc.	9/20/2024	1,508,597	1,521,000	0.7%
Shorter Holdings AL, LLC, LV Petroleum, LLC	5/5/2025	1,214,286	1,214,286	0.5%
Silver Birch Realty LLC	12/19/2024	700,000	700,000	0.3%
Sound Point Discovery Fund LLC	4/3/2024	1,500,000	1,516,781	0.7%
SP Technology Payments II, LLC	4/4/2024	1,500,000	1,545,067	0.7%
Steno Agency Funding I, LLC	5/1/2025	2,500,000	2,500,000	1.1%
Stone Point Credit Income Fund	4/30/2025	6,000,000	6,000,000	2.6%
Tampa Industrial Senior Loan	3/13/2024	249,811	252,225	0.1%
The Varde CRE Lending Fund, L.P.	1/6/2025	9,000,000	8,979,390	3.9%
Ultra Padel Club	1/10/2024	688,297	697,500	0.3%
Vernance Originations, LLC	11/27/2024	1,509,194	1,511,250	0.7%
Windsor Street Associates, LLC, et al.	2/20/2025	2,000,000	2,000,000	0.9%
Wolfe Pond Park CLO	2/14/2025	1,500,000	1,500,000	0.6%
Yacht Management Services	1/10/2024	738,980	385,316	0.2%
		$ 207,962,497	$ 208,601,392	90.9%

NOMURA ALTERNATIVE INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2025

Security	Acquisition Date	Cost	Value	% of Net Assets
EZ Pay SPE, LLC	4/30/2025	$ 2,000,000	$ 2,000,000	0.9%
Fairbridge Partners L.P.	3/3/2025	2,500,000	2,490,590	1.1%
Fultonville Holdings NY, LLC, LV Petroleum, LLC	5/5/2025	1,714,286	1,714,286	0.7%
Future Family Loan Portfolio, Class A	5/16/2024	773,420	786,645	0.3%
Future Family Loan Portfolio, Class B	5/16/2024	9,609	9,722	0.0%
IHC California LLC & Iron Horse Credit LLC	8/9/2024	284,936	289,638	0.1%
Kennedy Lewis Residential Property Income Company LP	5/1/2025	3,784,038	3,784,038	1.6%
Lake Summit Alternative Loan Trust 2025-1	3/14/2025	4,796,045	4,796,045	2.1%
Leasepoint Funding Group, LLC	2/3/2025	2,000,000	2,000,000	0.9%
Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, LP – Class B	3/21/2023	20,228,944	19,590,544	8.5%
Neo Finance SPV LLC	5/1/2025	2,500,000	2,500,000	1.1%
Nexgen Financial	9/20/2024	1,509,520	1,525,950	0.7%
OD Intermediate SUBI Holdco VII LLC	2/21/2025	1,516,577	1,518,750	0.7%
OnRamp Funding	11/27/2024	1,508,833	1,511,250	0.7%
Opus Trust I/II	9/20/2024	1,505,825	1,513,200	0.7%
OTG Productions LLC	9/13/2024	1,250,000	1,250,000	0.5%
Peyton Project, LLC	1/8/2025	800,000	800,000	0.3%
PFF, LLC, Promissory Note	12/19/2024	3,000,000	3,000,000	1.3%
PFF, LLC, Promissory Note	1/15/2025	3,000,000	3,000,000	1.3%
PFF, LLC, Promissory Note	5/23/2025	2,000,000	2,000,000	0.9%
R&R Clinton Ventures III	7/29/2024	500,000	500,450	0.2%
Raistone Purchasing LLC - Series XXVII	4/10/2025	2,061,622	2,061,623	0.9%
Raistone Purchasing LLC - Series XXXI	8/6/2024	1,958,210	1,958,210	0.8%
Riddick 4 Production LLC	9/4/2024	908,970	908,970	0.4%
Rivonia Road Fund LP	5/1/2025	5,000,000	4,995,131	2.2%
Royersford Industrial Senior Loan	3/13/2024	1,398,798	1,410,360	0.6%
Saluda Grade Income Fund L.P.	2/3/2025	7,017,702	7,049,887	3.1%
Savanna Holdings OK, LLC, LV Petroleum, LLC	5/28/2025	2,000,000	2,000,000	0.9%
Sezzle, Inc.	9/20/2024	1,508,597	1,521,000	0.7%
Shorter Holdings AL, LLC, LV Petroleum, LLC	5/5/2025	1,214,286	1,214,286	0.5%
Silver Birch Realty LLC	12/19/2024	700,000	700,000	0.3%
Sound Point Discovery Fund LLC	4/3/2024	1,500,000	1,516,781	0.7%
SP Technology Payments II, LLC	4/4/2024	1,500,000	1,545,067	0.7%
Steno Agency Funding I, LLC	5/1/2025	2,500,000	2,500,000	1.1%
Stone Point Credit Income Fund	4/30/2025	6,000,000	6,000,000	2.6%
Tampa Industrial Senior Loan	3/13/2024	249,811	252,225	0.1%
The Varde CRE Lending Fund, L.P.	1/6/2025	9,000,000	8,979,390	3.9%
Ultra Padel Club	1/10/2024	688,297	697,500	0.3%
Vernance Originations, LLC	11/27/2024	1,509,194	1,511,250	0.7%
Windsor Street Associates, LLC, et al.	2/20/2025	2,000,000	2,000,000	0.9%
Wolfe Pond Park CLO	2/14/2025	1,500,000	1,500,000	0.6%
Yacht Management Services	1/10/2024	738,980	385,316	0.2%
		$ 207,962,497	$ 208,601,392	90.9%